UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-10389

Investment Company Act File Number

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

July 31, 2012

Date of Reporting Period

Item 1. Schedule of Investments

Tax-Managed International Equity Portfolio

July 31, 2012

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 2.5%
BAE Systems PLC	190,429	$919,064
Elbit Systems, Ltd.	4,016	129,855
European Aeronautic Defence and Space Co. NV	14,108	506,249
Rolls-Royce Holdings PLC(1)	64,623	859,015
Singapore Technologies Engineering, Ltd.	27,000	71,445

		$2,485,628

Air Freight & Logistics — 0.2%
Deutsche Post AG	13,649	$245,044

		$245,044

Airlines — 0.9%
All Nippon Airways Co., Ltd.	49,000	$113,190
Cathay Pacific Airways, Ltd.	89,000	146,571
Deutsche Lufthansa AG	17,292	217,359
International Consolidated Airlines Group SA(1)	37,042	92,522
Singapore Airlines, Ltd.	42,000	356,561

		$926,203

Auto Components — 1.1%
Compagnie Generale des Etablissements Michelin, Class B	3,717	$252,557
Continental AG	441	39,874
NGK Spark Plug Co., Ltd.	15,000	173,648
Nokian Renkaat Oyj	7,773	309,506
Pirelli & C. SpA	30,451	307,510

		$1,083,095

Automobiles — 2.1%
Bayerische Motoren Werke AG	9,979	$742,670
Daihatsu Motor Co., Ltd.	5,000	83,559
Daimler AG	8,340	415,543
Honda Motor Co., Ltd.	17,700	562,688
Mitsubishi Motors Corp.(1)	44,000	41,952
Porsche Automobil Holding SE, PFC Shares	819	42,143
Volkswagen AG, PFC Shares	1,247	212,205

		$2,100,760

Beverages — 2.1%
Anheuser-Busch InBev NV	17,492	$1,384,020
Carlsberg A/S, Class B	712	57,550
Coca-Cola Hellenic Bottling Co. SA(1)	8,092	141,785
Heineken Holding NV	3,202	147,162
Heineken NV	7,054	382,185

		$2,112,702

Biotechnology — 0.7%
Actelion, Ltd.(1)	5,582	$254,562
CSL, Ltd.	5,507	246,278
Grifols SA(1)	8,116	252,260

		$753,100

Security	Shares	Value
Building Products — 0.0%(2)
Geberit AG(1)	236	$46,267

		$46,267

Chemicals — 4.2%
Air Liquide SA	8,447	$944,680
Akzo Nobel NV	10,515	567,539
Givaudan SA(1)	157	152,582
Israel Chemicals, Ltd.	38,026	450,162
Israel Corp., Ltd.	83	47,532
Kansai Paint Co., Ltd.	18,000	187,883
Koninklijke DSM NV	6,935	341,357
Linde AG	2,629	391,012
Novozymes A/S, Class B	18,404	452,451
Orica, Ltd.	15,853	412,271
Solvay SA	2,207	229,142
Yara International ASA	1,858	87,735

		$4,264,346

Commercial Banks — 10.6%
Aozora Bank, Ltd.	52,000	$119,140
Australia and New Zealand Banking Group, Ltd.	4,482	110,209
Bank Hapoalim B.M.	104,539	302,922
Bank Leumi Le-Israel B.M.	89,574	201,952
Bank of East Asia, Ltd.	62,800	218,125
Bank of Kyoto, Ltd. (The)	17,000	124,333
Bank of Yokohama, Ltd. (The)	63,000	285,330
Bankia SA(1)	232,988	228,024
BOC Hong Kong (Holdings), Ltd.	144,000	439,511
CaixaBank SA	50,803	165,953
Chiba Bank, Ltd. (The)	34,000	198,060
Chugoku Bank, Ltd. (The)	19,000	241,937
Commonwealth Bank of Australia	22,886	1,377,854
Danske Bank A/S(1)	3,080	45,658
DBS Group Holdings, Ltd.	107,300	1,265,862
Gunma Bank, Ltd. (The)	39,000	189,607
Hachijuni Bank, Ltd. (The)	30,000	159,178
Hang Seng Bank, Ltd.	58,100	805,298
Hiroshima Bank, Ltd. (The)	36,000	118,566
Israel Discount Bank, Ltd., Series A(1)	94,527	88,160
Iyo Bank, Ltd. (The)	18,000	138,638
Joyo Bank, Ltd. (The)	12,000	53,471
Mizrahi Tefahot Bank, Ltd.(1)	15,499	116,200
Mizuho Financial Group, Inc.	92,200	151,849
Nishi-Nippon City Bank, Ltd. (The)	47,000	102,740
Nordea Bank AB	74,611	694,769
Oversea-Chinese Banking Corp., Ltd.	108,000	826,014
Seven Bank, Ltd.	23,200	57,884
Shizuoka Bank, Ltd. (The)	27,000	271,728
Skandinaviska Enskilda Banken AB, Class A	37,554	275,279
Suruga Bank, Ltd.	14,000	147,807
Swedbank AB, Class A	11,599	201,603
United Overseas Bank, Ltd.	36,000	576,700
Westpac Banking Corp.	15,292	370,909
Wing Hang Bank, Ltd.	5,500	50,157

		$10,721,427

Security	Shares	Value
Commercial Services & Supplies — 0.5%
Serco Group PLC	28,822	$259,752
Societe BIC SA	2,060	208,816

		$468,568

Communications Equipment — 0.7%
Alcatel-Lucent(1)	172,853	$190,769
Nokia Oyj	93,066	223,388
Telefonaktiebolaget LM Ericsson, Class B	29,956	278,166

		$692,323

Construction & Engineering — 0.6%
ACS Actividades de Construccion y Servicios SA	10,164	$160,238
Ferrovial SA	9,336	101,413
Fomento de Construcciones y Contratas SA	12,749	129,572
Skanska AB	17,255	260,117

		$651,340

Construction Materials — 0.6%
CRH PLC	17,461	$319,689
Fletcher Building, Ltd.	40,286	198,607
Imerys SA	879	44,246

		$562,542

Containers & Packaging — 0.7%
Amcor, Ltd.	86,114	$679,848
Rexam PLC	9,188	62,448

		$742,296

Diversified Consumer Services — 0.1%
Benesse Holdings, Inc.	1,100	$51,920

		$51,920

Diversified Financial Services — 0.8%
Groupe Bruxelles Lambert SA	7,642	$499,160
Investor AB, Class B	10,797	224,756
Pohjola Bank PLC, Class A	8,056	93,389

		$817,305

Diversified Telecommunication Services — 5.7%
Belgacom SA	8,871	$255,236
Bezeq Israeli Telecommunication Corp., Ltd.	40,693	40,939
Chorus, Ltd.(1)	19,838	49,823
Deutsche Telekom AG	13,301	149,928
Elisa Oyj	8,198	170,270
France Telecom SA	3,863	51,730
Koninklijke KPN NV	77,840	638,912
Portugal Telecom, SGPS, SA	20,164	85,528
Singapore Telecommunications, Ltd.	244,000	700,178
Swisscom AG	1,156	462,457
Tele2 AB, Class B	17,620	291,215
Telecom Corporation of New Zealand, Ltd.	83,532	179,121
Telecom Italia SpA	46,235	37,636
Telecom Italia SpA, PFC Shares	124,288	86,528
Telefonica SA	64,468	731,275
Telekom Austria AG	25,965	236,120
Telenor ASA	44,983	760,635
TeliaSonera AB	89,068	588,657
Telstra Corp., Ltd.	56,147	235,804

		$5,751,992

Security	Shares	Value
Electric Utilities — 2.8%
Cheung Kong Infrastructure Holdings, Ltd.	36,000	$216,950
CLP Holdings, Ltd.	47,000	406,147
Contact Energy, Ltd.(1)	23,324	94,371
EDF SA	2,363	48,952
EDP-Energias de Portugal SA	87,007	198,337
Enel SpA	33,088	94,491
Fortum Oyj	9,512	159,102
Iberdrola SA	26,296	95,245
Power Assets Holdings, Ltd.	75,000	588,087
Red Electrica Corp. SA	5,529	218,924
Shikoku Electric Power Co., Inc.	9,600	147,973
SSE PLC	2,331	47,878
Terna Rete Elettrica Nazionale SpA	113,704	379,460
Verbund AG	5,638	107,835

		$2,803,752

Electrical Equipment — 0.0%(2)
Nidec Corp.	500	$39,368

		$39,368

Electronic Equipment, Instruments & Components — 0.9%
Hamamatsu Photonics K.K.	7,700	$269,042
Keyence Corp.	2,100	523,027
OMRON Corp.	2,300	45,798
Yokogawa Electric Corp.	5,100	52,251

		$890,118

Energy Equipment & Services — 1.2%
Aker Solutions ASA	14,269	$209,061
Saipem SpA	9,806	450,669
Seadrill, Ltd.	6,730	262,278
Subsea 7 SA	10,099	211,078
Tenaris SA	3,381	65,565

		$1,198,651

Food & Staples Retailing — 3.7%
Carrefour SA	14,886	$266,366
Colruyt SA	7,459	338,268
Delhaize Group SA	7,458	266,671
Distribuidora Internacional de Alimentacion SA	10,918	53,915
FamilyMart Co., Ltd.	1,200	56,787
Jeronimo Martins, SGPS, SA	15,466	242,417
Kesko Oyj, Class B	3,878	100,141
Koninklijke Ahold NV	53,219	647,795
Lawson, Inc.	1,700	122,105
Tesco PLC	91,836	457,251
Wesfarmers, Ltd.	4,485	153,069
Wesfarmers, Ltd., PPS	2,530	89,957
WM Morrison Supermarkets PLC	137,276	596,015
Woolworths, Ltd.	11,077	331,895

		$3,722,652

Food Products — 4.0%
ARYZTA AG(1)	994	$49,340
Associated British Foods PLC	5,547	108,943
Kerry Group PLC, Class A	15,551	707,588
Lindt & Spruengli AG PC(1)	18	55,700
Nestle SA	33,011	2,028,070
Parmalat SpA	74,994	141,406

Security	Shares	Value
Unilever PLC	24,525	$879,379
Yakult Honsha Co., Ltd.	2,700	104,387

		$4,074,813

Gas Utilities — 1.7%
Enagas	17,193	$297,771
Hong Kong & China Gas Co., Ltd.	246,400	568,786
Snam Rete Gas SpA	130,310	523,824
Toho Gas Co., Ltd.	33,000	198,420
Tokyo Gas Co., Ltd.	30,000	154,634

		$1,743,435

Health Care Equipment & Supplies — 1.4%
Coloplast A/S	3,072	$581,678
Essilor International SA	4,502	391,867
Sonova Holding AG(1)	2,191	206,832
Sysmex Corp.	1,700	74,047
William Demant Holding A/S(1)	1,810	170,756

		$1,425,180

Health Care Providers & Services — 0.3%
Fresenius Medical Care AG & Co. KGaA	705	$50,963
Miraca Holdings, Inc.	1,300	55,243
Suzuken Co., Ltd.	5,000	179,210

		$285,416

Hotels, Restaurants & Leisure — 1.5%
Autogrill SpA	7,979	$64,405
Compass Group PLC	23,593	253,077
McDonald’s Holdings Co. (Japan), Ltd.	7,500	216,788
OPAP SA	23,076	138,663
Oriental Land Co., Ltd.	3,400	422,982
Sky City Entertainment Group, Ltd.	1,517	4,363
Sodexo	647	48,809
Tabcorp Holdings, Ltd.	17,246	58,697
Tatts Group, Ltd.	20,688	62,954
Whitbread PLC	5,656	188,952

		$1,459,690

Household Durables — 0.1%
Rinnai Corp.	2,300	$148,072

		$148,072

Household Products — 1.2%
Henkel AG & Co. KGaA	13,432	$793,480
Unicharm Corp.	8,200	451,762

		$1,245,242

Independent Power Producers & Energy Traders — 0.1%
Electric Power Development Co., Ltd.	1,800	$42,340
Enel Green Power SpA	30,966	44,278

		$86,618

Industrial Conglomerates — 1.1%
Delek Group, Ltd.	607	$80,547
Fraser and Neave, Ltd.	8,000	52,499
Hopewell Holdings, Ltd.	51,500	149,014
Orkla ASA	59,630	425,626
Siemens AG	5,077	430,220

		$1,137,906

Security	Shares	Value
Insurance — 1.3%
Baloise Holding AG	1,801	$118,838
Gjensidige Forsikring ASA	10,535	128,918
Hannover Rueckversicherung AG	4,221	252,222
Resolution, Ltd.	13,759	44,303
Sampo Oyj	12,347	326,997
Tryg A/S	2,912	165,085
Vienna Insurance Group	1,893	73,635
Zurich Insurance Group AG(1)	830	184,212

		$1,294,210

Internet & Catalog Retail — 0.4%
Rakuten, Inc.	42,600	$423,832

		$423,832

Internet Software & Services — 0.3%
United Internet AG	11,282	$199,399
Yahoo! Japan Corp.	167	60,710

		$260,109

IT Services — 0.5%
Amadeus IT Holding SA, Class A	10,684	$230,696
AtoS	667	37,457
Computershare, Ltd.	6,596	52,916
Indra Sistemas SA	7,412	65,564
ITOCHU Techno-Solutions Corp.	2,500	129,275

		$515,908

Leisure Equipment & Products — 0.1%
Sankyo Co., Ltd.	1,500	$74,349

		$74,349

Life Sciences Tools & Services — 0.2%
QIAGEN NV(1)	13,623	$242,632

		$242,632

Machinery — 1.8%
Atlas Copco AB, Class B	6,638	$132,569
Kone Oyj, Class B	11,912	737,750
Scania AB, Class B	5,767	99,149
Schindler Holding AG	2,426	284,198
Schindler Holding AG PC	414	48,340
Sulzer AG	795	102,535
Wartsila Oyj	8,800	263,501
Zardoya Otis SA	16,076	178,903

		$1,846,945

Marine — 0.5%
A.P. Moller - Maersk A/S, Class A	30	$197,243
A.P. Moller - Maersk A/S, Class B	37	256,004

		$453,247

Media — 0.9%
Eutelsat Communications SA	1,425	$43,023
M6-Metropole Television	1,634	22,644
Reed Elsevier NV	12,954	151,836
Reed Elsevier PLC	23,155	194,908
Sanoma Oyj	7,102	60,955
SES SA	2,705	65,028

Security	Shares	Value
Singapore Press Holdings, Ltd.	115,000	$379,233

		$917,627

Metals & Mining — 2.8%
Acerinox SA	12,749	$126,861
Anglo American PLC	2,640	78,235
BHP Billiton PLC	19,135	557,955
BHP Billiton, Ltd.	13,288	441,394
Boliden AB	35,082	531,892
Newcrest Mining, Ltd.	1,826	44,655
Norsk Hydro ASA	118,504	481,295
OZ Minerals, Ltd.	15,905	125,390
Rio Tinto, Ltd.	3,586	198,583
Umicore SA	2,518	111,414
Voestalpine AG	4,776	129,718

		$2,827,392

Multi-Utilities — 1.6%
AGL Energy, Ltd.	19,720	$324,588
Centrica PLC	149,088	740,002
E.ON AG	3,381	71,954
GDF Suez	14,024	312,947
National Grid PLC	9,583	99,402
Suez Environnement Co. SA	7,728	84,839

		$1,633,732

Multiline Retail — 1.4%
Harvey Norman Holdings, Ltd.	44,634	$93,441
Isetan Mitsukoshi Holdings, Ltd.	20,800	218,978
Marks & Spencer Group PLC	23,568	122,966
Next PLC	9,933	500,143
PPR SA	1,965	293,802
Takashimaya Co., Ltd.	21,000	153,037

		$1,382,367

Office Electronics — 0.3%
Canon, Inc.	2,000	$66,787
Neopost SA	3,786	215,562

		$282,349

Oil, Gas & Consumable Fuels — 7.1%
BG Group PLC	2,376	$46,772
BP PLC	122,552	813,737
ENI SpA	64,428	1,328,521
Galp Energia, SGPS, SA, Class B	7,743	104,732
JX Holdings, Inc.	8,800	42,300
OMV AG	15,532	487,334
Origin Energy, Ltd.	24,729	305,238
Repsol SA	16,922	269,688
Royal Dutch Shell PLC, Class A	63,592	2,161,044
Statoil ASA	31,115	739,497
TonenGeneral Sekiyu K.K.	29,000	237,303
Total SA	2,178	100,354
Tullow Oil PLC	19,185	386,152
Woodside Petroleum, Ltd.	4,035	142,305

		$7,164,977

Paper & Forest Products — 0.7%
Holmen AB, Class B	1,884	$50,492
Stora Enso Oyj	18,840	107,249

Security	Shares	Value
Svenska Cellulosa AB, Class B	30,685	$521,083
UPM-Kymmene Oyj	4,555	48,656

		$727,480

Personal Products — 1.4%
Beiersdorf AG	4,742	$314,044
L’Oreal SA	9,526	1,142,177

		$1,456,221

Pharmaceuticals — 8.8%
AstraZeneca PLC	22,783	$1,064,013
Chugai Pharmaceutical Co., Ltd.	13,200	253,854
Dainippon Sumitomo Pharma Co., Ltd.	12,900	142,469
Elan Corp. PLC(1)	15,731	183,470
GlaxoSmithKline PLC	7,574	174,276
Johnson & Johnson	994	68,805
Kyowa Hakko Kirin Co., Ltd.	21,000	233,576
Mitsubishi Tanabe Pharma Corp.	9,700	148,041
Novartis AG	18,505	1,086,596
Novo Nordisk A/S, Class B	8,714	1,343,591
Ono Pharmaceutical Co., Ltd.	5,300	334,559
Orion Oyj, Class B	6,315	125,915
Roche Holding AG ADR	2	89
Roche Holding AG PC	5,796	1,026,330
Sanofi	5,589	455,992
Santen Pharmaceutical Co., Ltd.	5,800	246,745
Shire PLC	15,848	457,138
Taisho Pharmaceutical Holdings Co., Ltd.	600	47,874
Takeda Pharmaceutical Co., Ltd.	1,100	50,523
Teva Pharmaceutical Industries, Ltd. ADR	24,426	998,779
Tsumura & Co.	4,700	132,192
UCB SA	5,498	275,051

		$8,849,878

Professional Services — 0.4%
Adecco SA(1)	5,678	$248,903
Experian PLC	7,587	112,501
SGS SA	31	61,928

		$423,332

Real Estate Investment Trusts (REITs) — 1.4%
Ascendas Real Estate Investment Trust	144,000	$262,099
CFS Retail Property Trust	29,991	62,245
GPT Group	32,529	117,028
Japan Prime Realty Investment Corp.	22	57,172
Japan Real Estate Investment Corp.	12	113,248
Link REIT (The)	159,500	698,781
Unibail-Rodamco SE	268	51,388

		$1,361,961

Real Estate Management & Development — 0.7%
Hang Lung Group, Ltd.	34,000	$225,807
Immofinanz AG(1)	71,369	233,353
UOL Group, Ltd.	51,000	211,661

		$670,821

Security	Shares	Value
Road & Rail — 1.6%
ComfortDelGro Corp., Ltd.	45,000	$60,649
DSV A/S	13,873	297,287
Keikyu Corp.	8,000	74,639
Keio Corp.	39,000	286,379
Kintetsu Corp.	24,000	95,247
MTR Corp., Ltd.	87,500	306,037
Odakyu Electric Railway Co., Ltd.	44,000	451,243

		$1,571,481

Semiconductors & Semiconductor Equipment — 1.1%
ASML Holding NV	18,425	$1,064,174

		$1,064,174

Software — 2.6%
Dassault Systemes SA	3,888	$383,481
NICE Systems, Ltd.(1)	6,534	235,646
Oracle Corp. Japan	2,800	125,337
Sage Group PLC (The)	90,405	406,541
SAP AG	23,374	1,483,381

		$2,634,386

Specialty Retail — 2.2%
ABC-Mart, Inc.	2,400	$96,726
Hennes & Mauritz AB, Class B	15,772	582,242
Industria de Diseno Textil SA	7,533	775,294
Kingfisher PLC	122,219	509,739
Nitori Co., Ltd.	500	46,749
USS Co., Ltd.	1,940	208,776

		$2,219,526

Textiles, Apparel & Luxury Goods — 1.2%
Burberry Group PLC	5,317	$104,128
Luxottica Group SpA	7,662	262,676
LVMH Moet Hennessy Louis Vuitton SA	3,911	588,334
Swatch Group, Ltd. (The), Bearer Shares	638	252,927

		$1,208,065

Tobacco — 0.1%
Imperial Tobacco Group PLC	1,250	$48,506

		$48,506

Trading Companies & Distributors — 0.1%
Bunzl PLC	3,016	$52,553

		$52,553

Transportation Infrastructure — 1.4%
Abertis Infraestructuras SA	14,497	$178,937
Atlantia SpA	14,364	188,579
Auckland International Airport, Ltd.	100,898	203,003
Fraport AG	937	53,064
Kamigumi Co., Ltd.	19,000	152,369
Koninklijke Vopak NV	2,439	154,558
Mitsubishi Logistics Corp.	4,000	42,240
Transurban Group	71,578	459,802

		$1,432,552

Water Utilities — 0.1%
United Utilities Group PLC	4,978	$53,235

		$53,235

Security	Shares	Value
Wireless Telecommunication Services — 1.9%
Millicom International Cellular SA SDR	2,920	$263,970
Mobistar SA	2,346	72,331
NTT DoCoMo, Inc.	477	797,341
Vodafone Group PLC	279,960	801,227

		$1,934,869

Total Common Stocks (identified cost $101,595,662)		$99,766,487

Short-Term Investments — 0.3%
Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(3)	$336	$335,792

Total Short-Term Investments (identified cost $335,792)		$335,792

Total Investments — 99.3% (identified cost $101,931,454)		$100,102,279

Other Assets, Less Liabilities — 0.7%		$666,073

Net Assets — 100.0%		$100,768,352

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

PPS	-	Partially Protected Shares

SDR	-	Swedish Depositary Receipt

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2012. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended July 31, 2012 was $1,732.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	14.3%	$14,372,328
Japan	12.3	12,423,214
Switzerland	6.6	6,670,706
Australia	6.4	6,497,330
France	6.2	6,245,820
Germany	6.1	6,104,505
Sweden	5.0	4,995,959
Netherlands	4.8	4,844,399
Hong Kong	4.8	4,819,271

Country	Percentage of Net Assets	Value
Singapore	4.7	$4,762,901
Spain	4.3	4,353,055
Italy	3.9	3,975,548
Denmark	3.5	3,567,303
Belgium	3.4	3,431,293
Norway	3.1	3,095,045
Finland	2.7	2,726,819
Israel	2.7	2,692,694
Austria	1.3	1,267,995
Ireland	1.2	1,210,747
New Zealand	0.7	729,288
Portugal	0.6	631,014
United States	0.4	404,597
Greece	0.3	280,448

Total Investments	99.3%	$100,102,279

The Portfolio did not have any financial instruments outstanding at July 31, 2012.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2012, as determined on a federal income tax basis, were as follows:

Aggregate cost	$102,155,053

Gross unrealized appreciation	$3,489,467
Gross unrealized depreciation	(5,542,241)

Net unrealized depreciation	$(2,052,774)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2012, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$—	$11,069,303	$—	$11,069,303
Consumer Staples	—	12,660,136	—	12,660,136
Energy	—	8,363,628	—	8,363,628
Financials	—	14,865,724	—	14,865,724
Health Care	1,067,673	10,488,533	—	11,556,206
Industrials	—	11,780,434	—	11,780,434
Information Technology	—	6,339,367	—	6,339,367
Materials	—	9,124,056	—	9,124,056

Asset Description	Level 1	Level 2		Level 3	Total
Telecommunication Services	$—	$7,686,861		$—	$7,686,861
Utilities	—	6,320,772		—	6,320,772
Total Common Stocks	$1,067,673	$98,698,814	*	$—	$99,766,487
Short-Term Investments	$—	$335,792		$—	$335,792
Total Investments	$1,067,673	$99,034,606		$—	$100,102,279

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of October 31, 2011 whose fair value was determined using Level 3 inputs. At July 31, 2012, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 24, 2012

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 24, 2012